CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows (used in) from operating activities
Profit (loss) for the period	$ (16,548,056)	$ 1,491,606
Items not involving cash:
Depreciation	2,383,177	1,533,634
Share-based payments	10,867,167	13,736,299
Amortization of deferred lease inducement		(40,097)
Impairment of exploration and evaluation assets	14,354
Unrealized foreign exchange loss (gain) on cash and cash equivalents	1,048,218	(3,905,624)
Deferred income tax expense (recovery)	932,283	(309,298)
Mark to market gain on convertible debentures	(21,821,831)	(32,578,261)
Interest expense	11,822,910	11,954,146
Accretion expense	206,986
Gain on disposal of equipment		6,065
Changes in non-cash working capital items:
Amounts receivable	28,355	161,130
Prepaid expenses	(467,957)	(107,478)
Deposits	418,876	(481,784)
Accounts payable and accrued liabilities	(1,690,368)	87,594
Net cash flows from (used in) operating activities	(12,805,886)	(8,452,068)
Cash flows (used in) investing activities
Exploration and evaluation asset expenditures	(57,050,294)	(34,813,614)
Acquisition of equipment	(629,160)	(2,954,028)
Net cash flows from (used in) investing activities	(57,679,454)	(37,767,642)
Cash flows (used in) from financing activities
Cash from exercise of options and warrants, net of share issuance costs	3,964,800	5,074,334
Payment of lease liabilities	(784,399)
Shares of subsidiary issued to non-controlling interests for cash, net of share issuance costs	3,420,191	5,273,624
Interest paid on convertible debentures	(8,008,642)	(7,918,533)
Net cash flows from (used in) financing activities	(1,408,050)	2,429,425
Change in cash and cash equivalents	(71,893,390)	(43,790,285)
Cash and cash equivalents, beginning of period	125,059,189	164,943,850
Effect of exchange rate fluctuations on cash held	(1,048,218)	3,905,624
Cash and cash equivalents, end of period	52,117,581	125,059,189
Cash and cash equivalents consist of:
Cash	52,117,581	125,059,189
Cash and cash equivalents	$ 52,117,581	$ 164,943,850